UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24F-2

1.		Name and address of issuer:

360 Funds
4300 Shawnee Mission Parkway
Suite 100
Fairway, KS 66205

2.		The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check but do not list series or classes): ☐
S000058834 Timber Point Alternative Income Fund
		C000192966 Investor Class Shares	AAIFX
		C000209764 Institutional Class Shares	AIIFX

S000058836 Timber Point Global Allocations Fund
		C000192969 Investor Class Shares	CGHAX
		C000192970 Institutional Class Shares	CGHIX

S000058837 Timber Point Alternatives Fund
		C000192971 Investor Class Shares	EASAX
		C000192973 Institutional Class Shares	EASIX

S000061547 RVX Emerging Markets Equity Fund
		C000199393 Institutional Class Shares	RVEMX
		C000199394 Investor Class Shares	RVXEX

S000067443 Midwood Long/Short Equity Fund
		C000216820 Institutional Class Shares	MDWDX
C000216821 Investor Class Shares

3.		Investment Company Act File Number: 811-21726

Securities Act File Number: 333-123290

4a.		Last day of fiscal year for which this Form is filed: 09/30/2020

4b.		Check if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). ☐

4c.		Check if this is the last time the issuer will be filing this Form. ☐

5.		Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):		$112,623,016

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year	$96,417,461

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$125,465,030

	(iv)	Total available redemption credits (add items 5(ii) and 5(iii)):		$221,882,491

	(v)	Net sales - if Item 5(i) is greater than Item(iv) (subtract Item 5(iv) from Item 5(i))		$—

	(vi)	Redemption credits available for use in future years. If Item 5(i) is less than Item 5(iv) Subtract item 5(iv) from Item 5(i)	$(109,259,475)

	(vii)	Multiplier for determining registration fee (See Instruction C.9):		0.0001091

	(viii)	Registration fee due (multiply Item 5(v) by Item 5(iv) from Item 5(vii) enter "0" if no fee is due):		$0.00

6.		Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24c-2 as in effect before [effective date of recission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: ______

If there is a number of shares or other units that were registered pursuant to rule 24c-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ______

7.		Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year:		$0.00

8.		Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:		$0.00

9.		Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

CIK Number designated to receive payment: 0001319067

Method of Delivery:

☐ Wire Transfer
☐ Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By	/s/ Larry E. Beaver, Jr.
Signature

Larry E. Beaver, Jr.
Name

Assistant Treasurer and Acting Principal Financial Officer
Title

Date	December 28, 2020

* Please print the name and title of the signing officer below the signature.